Document and Entity Information	May 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2026
Entity File Number	1-40392
Entity Registrant Name	DT Midstream, Inc.
Entity Central Index Key	0001842022
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-2663964
Entity Address, Address Line One	500 Woodward Ave.
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226-1279
City Area Code	313
Local Phone Number	402-8532
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	DTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false